Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of Components of Income Tax Provision
The components of the Company’s income tax provision are listed below (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023
Current state income tax expense	$1,753	$6,079	$6,776	$703
Deferred state income tax (benefit) expense	(11,659)	(4,132)	15,791	—

Total income tax (benefit) expense	$(9,906)	$1,947	$22,567	$703

Reconciliation of Expected Tax Computed at U.S. Statutory Federal Income Tax Rate to Total Provision (Benefit) for Income Taxes
A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total provision (benefit) for income taxes is shown below (in thousands):

	Year Ended December 31, 2025		Year Ended December 31, 2024		Period from February 3, 2023 through December 31, 2023 (a)
	Amount	Percent	Amount	Percent	Amount	Percent
Income (loss) before taxes	$157,464	100.0%	$126,040	100.0%	$(116,092)	100.0%
Income tax expense (benefit) at federal statutory rate	33,067	21.0%	26,469	21.0%	(24,379)	21.0%
State taxes, net of federal benefit (b)	(9,906)	(6.3)%	2,554	2.0%	(1,109)	1.0%
Income excluded from US taxation (c)	(33,067)	(21.0)%	(26,469)	(21.0)%	24,379	(21.0)%
Difference and changes in tax rates	—	—	2,249	1.8%	(86)	0.1%
Return to provision and other	—	—	(612)	(0.5)%	255	(0.2)%
Change in valuation allowance	—	—	(2,244)	(1.8)%	23,507	(20.3)%

Tax on income	$(9,906)	(6.3)%	$1,947	1.5%	$22,567	(19.4)%

(a)	The Company’s income tax expense was immaterial for the period from January 1, 2023 to February 2, 2023, therefore a reconciliation was not presented for such period.
(b)	State taxes in Illinois, Indiana and New York made up the majority (greater than 50%) of the tax effect in this category.
(c)	For the year ended December 31, 2025, income excluded from US taxation represents the effect of the dividends paid deduction.

Schedule of Significant Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2024 were as follows (in thousands):

Deferred tax assets:
Property and equipment, net	$22,538
Other deferred tax asset	2,326

Total deferred tax assets	24,864
Less valuation allowance	(24,173)

Net deferred tax asset	691
Deferred tax liabilities:
Intangible assets	(6,437)
Ground lease assets	(965)
Debt discount and deferred financing costs	(4,827)
Other deferred tax liabilities	(121)

Total deferred tax liabilities	(12,350)

Net deferred tax liability	$(11,659)

Stock Distributions Declared Characterized for Tax
The Company’s common stock distributions were characterized for federal income tax purposes as follows (per share for Predecessor periods):

	Successor (a)			Predecessor (b)
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023
Ordinary income dividends	$383,938,534	$352,856,002	$284,026,090	$—
Return of capital	416,261,466	386,143,998	225,973,910	—
Cash liquidation distributions	—	—	—	32.2500

Total	$800,200,000	$739,000,000	$510,000,000	$32.2500

(a)
For the Successor periods ended December 31, 2025, 2024 and 2023, there were 1,000 common shares authorized, issued and outstanding. Successor preferred shares and distributions thereon are excluded from the table above.

(b)	For the Predecessor period ended February 2, 2023, there were 375,000,000 common shares authorized and 282,684,998 shares issued and outstanding.